SHARES TO BE ISSUED	12 Months Ended
Dec. 31, 2013
SHARES TO BE ISSUED
17.	SHARES TO BE ISSUED

The Group agreed to issue 970,215 ordinary shares in connection with the acquisition of Shanghai Kangshi (see Note 3) in 2010, and 873,194 restricted share units were issued in July 2013 and the remaining shares will to be issued in two years. Shares to be issued were recorded at the acquisition date at its fair value of $1.30 per share.